Business Combinations and Disposal Group Held for Sale	12 Months Ended
Mar. 31, 2018
Disclosure Of Business Combinations [Abstract]
Business combinations and Disposal group held for sale

2.9 Business combinations and Disposal group held for sale

a.	Business combinations

Accounting Policy:

Business combinations have been accounted for using the acquisition method under the provisions of IFRS 3 (Revised), Business Combinations.

The cost of an acquisition is measured at the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the date of acquisition, which is the date on which control is transferred to the Group. The cost of acquisition also includes the fair value of any contingent consideration. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair value on the date of acquisition.

Business combinations between entities under common control is outside the scope of IFRS 3 (Revised), Business Combinations and is accounted for at carrying value.

Transaction costs that the Group incurs in connection with a business combination such as finders’ fees, legal fees, due diligence fees, and other professional and consulting fees are expensed as incurred.

Kallidus Inc. (d.b.a Skava)

On June 2, 2015, Infosys acquired 100% of the voting interests in Kallidus Inc., US, a provider of digital experience solutions, including mobile commerce and in-store shopping experiences to large retail clients and 100% of the voting interests of Skava Systems Private Limited, an affiliate of Kallidus. The business acquisition was conducted by entering into a share purchase agreement for cash consideration of $91 million and a contingent consideration of up to $20 million.

The excess of the purchase consideration paid over the fair value of net assets acquired has been attributed to goodwill.

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net Assets*	6	–	6
Intangible assets – technology	–	21	21
Intangible assets – trade name	–	2	2
Intangible assets – customer contracts and relationships	–	27	27
Deferred tax liabilities on intangible assets	–	(20)	(20)
	6	30	36
Goodwill			71
Total purchase price			107

*	Includes cash and cash equivalents acquired of $4 million.

The goodwill is not tax deductible.

The gross amount of trade receivables acquired and its fair value is $9 million and the amounts have been fully collected.

The acquisition date fair value of each major class of consideration as of the acquisition date is as follows:

(Dollars in millions)
Component	Consideration settled
Cash Paid	91
Fair value of contingent consideration	16
Total purchase price	107

The transaction costs of $2 million related to the acquisition have been included under administrative expenses in the statement of comprehensive income for the year ended March 31, 2016.

Noah Consulting LLC

On November 16, 2015, Infosys has acquired 100% membership interest in Noah Consulting, LLC, a provider of advanced information management consulting services for the oil and gas industry. The business acquisition was conducted by entering into a share purchase agreement for cash consideration of $33 million, a contingent consideration of up to $5 million and an additional consideration of up to $32 million, referred to as retention bonus payable to the employees of Noah at each anniversary year following the acquisition date for the next three years, subject to their continuous employment with the group at each anniversary. The retention bonus is treated as a post‑acquisition employee remuneration expense as per IFRS 3 (Revised).

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net Assets*	6	–	6
Intangible assets – technical know-how	–	4	4
Intangible assets – trade name	–	4	4
Intangible assets – customer contracts and relationships	–	18	18
	6	26	32
Goodwill			5
Total purchase price			37

*	Includes cash and cash equivalents acquired of $3 million.

Goodwill of $1 million is tax deductible.

The gross amount of trade receivables acquired and its fair value is $4 million and the amounts have been fully collected.

The acquisition date fair value of each major class of consideration as of the acquisition date is as follows:

(Dollars in millions)
Component	Consideration settled
Cash Paid	33
Fair value of contingent consideration	4
Total purchase price	37

During fiscal 2016, based on an assessment of Noah achieving the targets, the entire contingent consideration has been reversed in the statement of comprehensive income.

The transaction costs of $2 million related to the acquisition have been included under administrative expenses in the statement of comprehensive income for the year ended March 31, 2016.

Business Transfer

On July 14, 2017, the Board of Directors of Infosys authorized the Company to execute a Business Transfer Agreement and related documents with Noah Consulting LLC, a wholly owned subsidiary, to transfer the business of Noah Consulting LLC to Infosys Limited, subject to securing the requisite regulatory approvals for a consideration based on an independent valuation. Subsequently on October 17, 2017, the company entered into a business transfer agreement to transfer the business for a consideration of $41 million (approximately ₹266 crore) and the transfer was with effect from October 25, 2017. The transaction was between a holding company and a wholly owned subsidiary and therefore was accounted for at carrying values and did not have any impact on the consolidated financial statements. Subsequently in November 2017, Noah Consulting LLC has been liquidated.

EdgeVerve Systems Limited

EdgeVerve was created as a wholly owned subsidiary to focus on developing and selling products and platforms. On April 15, 2014, the Board of Directors of Infosys authorized the Company to execute a Business Transfer Agreement and related documents with EdgeVerve, subject to securing the requisite approval from shareholders in the Annual General Meeting. Subsequently, at the AGM held on June 14, 2014, the shareholders authorized the Board to enter into a Business Transfer Agreement and related documents with EdgeVerve, with effect from July 1, 2014 or such other date as may be decided by the Board of Directors. The company had undertaken an enterprise valuation by an independent valuer and accordingly the business was transferred for a consideration of $70 million (₹421 crore) with effect from July 1, 2014 which was settled through the issue of fully paid up equity shares.

The transfer of assets and liabilities is accounted for at carrying values and does not have any impact on the consolidated financial statements.

Finacle and Edge Services

On April 24, 2015, the Board of Directors of Infosys authorized the Company to execute a Business Transfer Agreement and related documents with EdgeVerve, a wholly owned subsidiary, to transfer the business of Finacle and Edge Services. Post the requisite approval from shareholders through postal ballot on June 4, 2015, a Business Transfer Agreement and other related documents were executed with EdgeVerve to transfer the business with effect from August 1, 2015. The company had undertaken an enterprise valuation by an independent valuer and accordingly the business was transferred for a consideration of ₹3,222 crore (approximately $491 million) and ₹177 crore (approximately $27 million) for Finacle and Edge Services, respectively.

The consideration was settled through issue of 850,000,000 equity shares amounting to ₹850 crore (approximately $129 million) and 254,900,000 non-convertible redeemable debentures amounting to ₹2,549 crore (approximately $389 million) in EdgeVerve, post the requisite approval from shareholders on December 11, 2015. During the year ended March 31, 2018, EdgeVerve has repaid ₹349 crore (approximately $54 million) by redeeming proportionate number of debentures.

The transfer of assets and liabilities was accounted for at carrying values and did not have any impact on the consolidated financial statements.

Brilliant Basics Holdings Limited:

On September 8, 2017, Infosys acquired 100% of the voting interests in Brilliant Basics Holdings Limited., UK, (Brilliant Basics) a product design and customer experience innovator with experience in executing global programs. The business acquisition was conducted by entering into a share purchase agreement for cash consideration of $4 million, contingent consideration of up to $3 million and an additional consideration of $2 million, referred to as retention bonus, payable to the employees of Brilliant Basics at each anniversary year over the next two years, subject to their continuous employment with the group at each anniversary.

The payment of contingent consideration to sellers of Brilliant Basics is dependent upon the achievement of certain financial targets by Brilliant Basics over a period of 3 years ending on March, 2020.

The fair value of contingent consideration is determined by discounting the estimated amount payable to the sellers of Brilliant Basics on achievement of certain financial targets. The key inputs used in determination of the fair value of contingent consideration are the discount rate of 10% and the probabilities of achievement of the financial targets.

The excess of the purchase consideration paid over the fair value of assets acquired has been attributed to goodwill.

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

			(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets(*)	–	–	–
Intangible assets - customer relationships	–	2	2
Deferred tax liabilities on intangible assets	–	–	–
	–	2	2
Goodwill			5
Total purchase price			7

*	Includes cash and cash equivalents acquired of less than $1 million

The goodwill is not tax deductible.

The gross amount of trade receivables acquired and its fair value is less than $1 million and the amounts have been largely collected.

The acquisition date fair value of each major class of consideration as of the acquisition date is as follows:

(Dollars in millions)
Component	Consideration settled
Cash paid	4
Fair value of contingent consideration	3
Total purchase price	7

The transaction costs of less than $1 million related to the acquisition have been included under administrative expenses in the statement of comprehensive income.

Acquisition

On May 22, 2018, Infosys acquired 100% of the voting interests in WongDoody Holding Company Inc., (WongDoody) a U.S.-based, full-service creative and consumer insights agency.  WongDoody brings to Infosys the creative talent, marketing and brand engagement expertise. Further the acquisition is expected to strengthen Infosys’ creative, branding and customer experience capabilities.

The business acquisition was completed on May 22, 2018 for a purchase consideration was $51 million (comprising of cash of $38 million and contingent consideration of $13 million). The purchase consideration was allocated to net tangible assets of $5 million, customer contracts and relationships of $20 million, tradename of $1 million resulting in a goodwill of $25 million. Goodwill is tax deductible.

Additionally a consideration of up to $9 million of retention bonus is payable to the employees of WongDoody over the next three years, subject to their continuous employment with the group.

b. Disposal group held for sale

Accounting policy

Non-current assets and disposal groups are classified as held for sale if their carrying amount is intended to be recovered principally through sale rather than through continuing use. The condition for classification of held for sale is met when the non-current asset or the disposal group is available for immediate sale and the same is highly probable of being completed within one year from the date of classification as held for sale. Non-current assets and disposal groups held for sale are measured at the lower of carrying amount and fair value less cost to sell. In estimating the fair value, material events and developments, including progress on negotiations subsequent to Balance Sheet date, have been considered.

In March 2018, on conclusion of a strategic review of the portfolio businesses, the Company initiated identification and evaluation of potential buyers for its subsidiaries, Kallidus and Skava (together referred to as "Skava”) and Panaya (collectively referred to as the “disposal group”). The Company anticipates completion of the sale by March 2019 and accordingly, assets amounting to $316 million and liabilities amounting to $50 million in respect of the disposal group have been reclassified under “held for sale". On reclassification, the disposal group has been measured at the lower of carrying amount and fair value less cost to sell and consequently, a reduction in the fair value of Disposal Group held for sale amounting to $18 million in respect of Panaya has been recognized under other income in the consolidated statement of comprehensive income for the year ended March 31, 2018.

The disposal group does not constitute a separate major component of the company and therefore has not been classified as discontinued operations.